THE WACHOVIA FUNDS
Wachovia Equity Fund                   Wachovia Balanced Fund

Wachovia Quantitative Equity Fund      Wachovia Blue Chip Value Fund

Wachovia Growth & Income Fund          Wachovia New Horizons Fund

Wachovia Equity Index Fund             Wachovia International Equity Fund

Wachovia Special Values Fund           Wachovia Fixed Income Fund

Wachovia Emerging Markets Fund         Wachovia Intermediate Fixed Income Fund

Wachovia Personal Equity Fund          Wachovia Short-Term Fixed Income Fund

Wachovia Prime Cash Management Fund    Wachovia Tax-Free Money Market Fund

Wachovia Money Market Fund             Wachovia U.S. Treasury Money Market Fund


THE WACHOVIA MUNICIPAL FUNDS
Wachovia Georgia Municipal Bond Fund

Wachovia North Carolina Municipal Bond Fund

Wachovia South Carolina Municipal Bond Fund

Wachovia Virginia Municipal Bond Fund


THE WACHOVIA VARIABLE INSURANCE FUNDS
Wachovia Balanced Fund II

Wachovia Equity Fund II

Wachovia Special Values Fund II


-------------------------------------------------------------------------------

     Supplement to Prospectuses dated January 31, 2001 (The Wachovia Funds and The Wachovia Municipal Funds) and April 30, 2001 (The Wachovia Variable Insurance Funds)

I. Reorganization of the Wachovia Funds

     As you may know, Wachovia Corporation, the ultimate corporate parent of the investment adviser for the Wachovia Fund Family (Wachovia Funds), completed a merger with First Union Corporation on September 1, 2001. As a result, the new organization (Wachovia) has taken steps to consolidate the mutual fund investment advisory activities of both bank holding companies. Toward that end, on December 6, 2001, the Board of Trustees of the Wachovia Funds has determined that it is in the best interest of the Wachovia Funds' shareholders to reorganize each of the Funds (except, Wachovia Money Market Fund, Wachovia Tax-Free Money Market Fund and Wachovia U.S. Treasury Money Market Fund) into portfolios of the Evergreen Funds as follows:

--------------------------------------------------------------------------------
WACHOVIA FUND                            EVERGREEN FUND
--------------------------------------------------------------------------------
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Wachovia Balanced Fund                   Evergreen Balanced Fund
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--------------------------------------------------------------------------------
Wachovia Blue Chip Value Fund            Evergreen Value Fund
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Wachovia Equity Fund                     Evergreen Core Equity Fund
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Wachovia Equity Index Fund               Evergreen Equity Index Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Wachovia Emerging Markets Fund           Evergreen Emerging Markets Growth Fund
--------------------------------------------------------------------------------
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Wachovia Fixed Income Fund               Evergreen Core Bond Fund
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--------------------------------------------------------------------------------
Wachovia Growth & Income Fund            Evergreen Core Equity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Wachovia International Equity Fund       Evergreen International Growth Fund
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--------------------------------------------------------------------------------
Wachovia Intermediate Fixed Income Fund  Evergreen Fixed Income Fund
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Wachovia New Horizons Fund               Evergreen Omega Fund
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Wachovia Personal Equity Fund            Evergreen Core Equity Fund
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Wachovia Prime Cash Management Fund      Evergreen Prime Cash Management Fund
                                         ---------------------------------------

                                         (a new portfolio of Evergreen Funds)
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--------------------------------------------------------------------------------
Wachovia Quantitative Equity Fund        Evergreen Stock Selector Fund
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Wachovia Short-Term Fixed Income Fund    Evergreen Fixed Income Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Wachovia Special Values Fund             Evergreen Special Values Fund

                                         (a new portfolio of Evergreen Funds)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Wachovia Georgia Municipal Bond Fund     Evergreen Georgia Municipal Bond Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Wachovia North Carolina Municipal Bond Fund
                                   Evergreen North Carolina Municipal Bond Fund
-------------------------------------------------------------------------------
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Wachovia South Carolina Municipal Bond Fund
                                   Evergreen South Carolina Municipal Bond Fund
--------------------------------------------------------------------------------
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Wachovia Virginia Municipal Bond Fund    Evergreen Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
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Wachovia Balanced Fund II                Evergreen VA Foundation Fund
--------------------------------------------------------------------------------
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Wachovia Equity Fund II                  Evergreen VA Fund
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--------------------------------------------------------------------------------
Wachovia Special Values Fund II          Evergreen VA Small Cap Value Fund
--------------------------------------------------------------------------------



II. New Investment Adviser

     In addition to the proposed reorganizations, the Board also approved interim and long-term investment advisory agreements on behalf of each of the Wachovia Funds with Evergreen Investment Management Company, LLC (EIMC), a subsidiary of Wachovia. EIMC, which currently serves as investment adviser to the Evergreen Funds, will begin management of the Wachovia Funds on January 1, 2002. As of that date, Simms Capital Management, Inc. and Twin Capital
Management, Inc. will no longer serve as sub-advisers of the Wachovia International Equity Fund and Wachovia Quantitative Equity Fund, respectively. Tattersall Advisory Group, Inc. (TAG) will serve as the investment sub-adviser to the Fixed Income Fund, Intermediate Fixed Income Fund, Short-Term Fixed Income Fund and the fixed income portion of the Balanced Fund. The advisory fees as set forth in your current prospectus remain unchanged. In accordance with these changes, please delete the current text in your prospectus under the heading "Who Manages the Funds?" and replace it with the following:

THE FUND'S INVESTMENT ADVISORS

     An investment advisor manages a Fund's investments and supervises its daily business affairs. Both investment advisors for the Funds are subsidiaries of Wachovia Corporation (formerly First Union Corporation), the fourth largest bank holding company in the United States, with over $323.9 billion in consolidated assets as of October 31, 2001. Wachovia Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

     Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and manages over $91.8 billion in assets for 104 of the Evergreen Funds as of October 31, 2001. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034."

     Tattersall Advisory Group, Inc. (TAG) is the investment sub-advisor to the Fixed Income Fund, Intermediate Fixed Income Fund, Short-Term Fixed Income Fund and the fixed income portion of the Balanced Fund and Balanced Fund II. TAG has been managing fixed income accounts since 1976 and manages $5.8 billion in assets for 10 of the Evergreen Funds as of September 30, 2001. TAG is located at 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

THE FUNDS' PORTFOLIO MANAGERS

     Equity Fund, Growth & Income Fund, Personal Equity Fund, and Equity Fund II Each Fund is managed by a team of portfolio management professionals from EIMC's Large Cap Core Growth team, with team members responsible for various sectors.

     Blue Chip Value Fund, Special Values Fund and Special Values Fund II Each Fund is managed individually by a team of portfolio management professionals from EIMC's Large Cap Value team, with team members responsible for various sectors.

     Equity Index Fund and Quantitative Equity Fund Each Fund is managed by a team of portfolio management professionals from EIMC's Global Structured Products team, with team members responsible for various sectors.

New Horizons Fund

     New  Horizons   Fund  is  managed  by  a  team  of   portfolio   management
professionals from EIMC's Large Cap Core Growth team, with team members responsible for various sectors.

Emerging Markets Fund and International Equity Fund

     Each Fund is managed by a team of portfolio management professionals from EIMC's International team, with team members responsible for various sectors.

Balanced Fund and Balanced Fund II

     The equity portion of each Fund is individually managed by a team of portfolio management professionals of EIMC's Large Cap Growth team.

     The fixed income portion of each Fund is managed by a team of fixed income portfolio management professionals of TAG, with team members responsible for various fixed income sectors.

     Fixed Income Fund, Intermediate Fixed Income Fund and Short-Term Fixed Income Fund Each Fund is individually managed by a team of fixed income portfolio management professionals of TAG, with team members responsible for various fixed income sectors.

     Georgia Municipal Bond Fund, South Carolina Municipal Bond Fund and Virginia Municipal Bond Fund Each Fund is managed by Charles E. Jeanne. Mr. Jeanne has been affiliated with EIMC or one of its predecessors since July 1989 and has been a portfolio manager since January 1992 and a Vice President since 1996.

North Carolina Municipal Bond Fund

     North Carolina Municipal Bond Fund is managed by Richard K. Marrone. Mr. Marrone has been a Vice President and Senior Fixed Income portfolio manager since 1993 when he became affiliated with EIMC or one of its predecessors.

III. Shareholder Meeting

     The proposed reorganization and the long-term advisory agreement are subject to shareholder approval. The Board of Trustees has called a shareholder meeting for May 13, 2002 for the purpose of voting on the proposals. All shareholders of the Wachovia Funds as of February 28, 2002 will receive proxy materials explaining the proposals and will be entitled to vote at the meeting.


                                                               December 31, 2001


Cusip 929901601   Cusip 929901676   Cusip 929901502   Cusip 929901668
Cusip 929901734   Cusip 929901627   Cusip 929901742   Cusip 929901619
Cusip 929901759   Cusip 929902104   Cusip 929901692   Cusip 929902203
Cusip 929901718   Cusip 929902500   Cusip 929901726   Cusip 929902609
Cusip 929901866   Cusip 929902401   Cusip 929901874   Cusip 929902302
Cusip 929901841   Cusip 929902708   Cusip 929901635   Cusip 929902807
Cusip 929901858   Cusip 929901650   Cusip 929901767   Cusip 929901643
Cusip 929901775   Cusip 929901809   Cusip 929901783   Cusip 929901882
Cusip 929901791   Cusip 929901700   Cusip 929901817   Cusip 929901411
Cusip 929901320   Cusip 929901684   Cusip 929901304   Cusip 929901833
Cusip 929901205   Cusip 929901403   Cusip 929901825   Cusip 929901106
Cusip 929901445   Cusip 929901395   Cusip 929901361   Cusip 929901288
Cusip 929901379   Cusip 929901452   Cusip 929901338   Cusip 929901353
Cusip 929901429   Cusip 929901296   Cusip 929901387   Cusip 929901460
Cusip 929901346   Cusip 929901437   Cusip 929901312   Cusip 929901551
Cusip 929901544   Cusip 929901536   Cusip 929901528   Cusip 929901510
Cusip 929901494   Cusip 929901486   Cusip 929901478   Cusip 929901270
Cusip 929901254   Cusip 929901262   Cusip 929901247   Cusip 929901569
Cusip 929901577   Cusip 929775104   Cusip 929775203

26995 (12/01)




THE WACHOVIA FUNDS
Wachovia Equity Fund                Wachovia Balanced Fund

Wachovia Quantitative Equity Fund   Wachovia Blue Chip Value Fund

Wachovia Growth & Income Fund       Wachovia New Horizons Fund

Wachovia Equity Index Fund          Wachovia International Equity Fund

Wachovia Special Values Fund        Wachovia Fixed Income Fund

Wachovia Emerging Markets Fund      Wachovia Intermediate Fixed Income Fund

Wachovia Personal Equity Fund       Wachovia Short-Term Fixed Income Fund

Wachovia Prime Cash Management Fund Wachovia Tax-Free Money Market Fund

Wachovia Money Market Fund          Wachovia U.S. Treasury Money Market Fund


THE WACHOVIA MUNICIPAL FUNDS
Wachovia Georgia Municipal Bond Fund

Wachovia North Carolina Municipal Bond Fund

Wachovia South Carolina Municipal Bond Fund

Wachovia Virginia Municipal Bond Fund


THE WACHOVIA VARIABLE INSURANCE FUNDS
Wachovia Balanced Fund II

Wachovia Equity Fund II

Wachovia Special Values Fund II


-------------------------------------------------------------------------------

     Supplement to Statements of Additional Information dated January 31, 2001 (The Wachovia Funds and The Wachovia Municipal Funds) and April 30, 2001 (The Wachovia Variable Insurance Funds)

     In the Statement of Additional Information, under the heading, "INVESTMENT ADVISER" please delete the current text and replace it with the following:

INVESTMENT ADVISORS

     Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC is subsidiary of Wachovia Corporation (formerly First Union Corporation). Wachovia Corporation is located at 201 South College Street, Charlotte, North Carolina 28288-0630. EIMC is located at 200 Berkeley Street, Boston, Massachusetts, 02116.

     Tattersall Advisory Group, Inc. (TAG) is the investment sub-advisor to the Fixed Income Fund, Intermediate Fixed Income Fund, Short-Term Fixed Income Fund and the fixed income portion of the Balanced Fund and Balanced Fund II. TAG is a subsidiary of Wachovia Corporation and is located at 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

INVESTMENT ADVISORY AGREEMENT

     On behalf of each Fund, the Trusts have entered into an interim investment advisory agreement with the Funds' investment advisor (the "Interim Advisory Agreement"). Under the Interim Advisory Agreement, and subject to the supervision of the Trusts' Board of Trustees, the investment advisor furnishes to the Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

     Each Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Rule 12b-1 Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. The Interim Advisory Agreement continues in effect unless sooner terminated until May 30, 2002. The Interim Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Interim Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act. In addition to the Interim Advisory Agreement, the Board of Trustees has also approved a long-term advisory agreement with EIMC. This agreement, which is substantially identical to the Interim Advisory Agreement, is subject to shareholder approval. The Board of Trustees has called a shareholder meeting for May 13, 2002 in order to seek shareholder approval of the long-term agreement, as well as approval of the proposed reorganization of the Funds into Evergreen Funds. In approving both Advisory Agreements, the Board of Trustees reviewed, on a Fund by Fund basis, the management fees and other expenses and compared the data to that of Funds of comparable size and investment objectives in the Lipper peer group. In addition, the Board of Trustees considered its discussions with management on the personnel and resources committed to management of the Funds and the nature and quality of the service provided to the Funds.


                                                               December 31, 2001


Cusip 929901601   Cusip 929901676   Cusip 929901502   Cusip 929901668
Cusip 929901734   Cusip 929901627   Cusip 929901742   Cusip 929901619
Cusip 929901759   Cusip 929902104   Cusip 929901692   Cusip 929902203
Cusip 929901718   Cusip 929902500   Cusip 929901726   Cusip 929902609
Cusip 929901866   Cusip 929902401   Cusip 929901874   Cusip 929902302
Cusip 929901841   Cusip 929902708   Cusip 929901635   Cusip 929902807
Cusip 929901858   Cusip 929901650   Cusip 929901767   Cusip 929901643
Cusip 929901775   Cusip 929901809   Cusip 929901783   Cusip 929901882
Cusip 929901791   Cusip 929901700   Cusip 929901817   Cusip 929901411
Cusip 929901320   Cusip 929901684   Cusip 929901304   Cusip 929901833
Cusip 929901205   Cusip 929901403   Cusip 929901825   Cusip 929901106
Cusip 929901445   Cusip 929901395   Cusip 929901361   Cusip 929901288
Cusip 929901379   Cusip 929901452   Cusip 929901338   Cusip 929901353
Cusip 929901429   Cusip 929901296   Cusip 929901387   Cusip 929901460
Cusip 929901346   Cusip 929901437   Cusip 929901312   Cusip 929901551
Cusip 929901544   Cusip 929901536   Cusip 929901528   Cusip 929901510
Cusip 929901494   Cusip 929901486   Cusip 929901478   Cusip 929901270
Cusip 929901254   Cusip 929901262   Cusip 929901247   Cusip 929901569
Cusip 929901577   Cusip 929775104   Cusip 929775203

27040 (12/01)